OPERATING REVENUES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenues from External Customers and Long-Lived Assets [Line Items]
Contract assets	$ 62,958,000	$ 81,753,000
Capitalized Contract Cost, Impairment Loss	0	0
Balance Capitalized In The Current Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Capitalized contract costs, gross	4,300,000	5,300,000
Capitalized contract cost, amortization	1,800,000	800,000
Contract assets	2,500,000	$ 4,500,000
Balance Capitalized In Prior Year
Revenues from External Customers and Long-Lived Assets [Line Items]
Capitalized contract cost, amortization	$ 4,500,000